Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurement on Company's Assets and Liabilities

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2014 and 2013:

	As of September 30, 2014
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$649,745	$—	$—	$649,745
U.S. government treasuries	118,708	—	—	118,708
Corporate bonds	—	102,420	—	102,420
U.S. agency securities	—	41,649	—	41,649
Asset backed obligations	—	29,095	—	29,095
Commercial paper and certificates of deposit	2,007	26,502	—	28,509
Supranational and sovereign debt	—	5,799	—	5,799
Government-guaranteed debt	—	1,187	—	1,187
Mortgages	—	527	—	527

Total available-for-sale securities	770,460	207,179	—	977,639

Derivative financial instruments, net	—	(1,358)	—	(1,358)

Other liabilities	—	—	(35,944)	(35,944)

Total	$770,460	$205,821	$(35,944)	$940,337

	As of September 30, 2013
	Level 1	Level 2	Total
Available-for-sale securities:
Money market funds	$565,216	$—	$565,216
U.S. government treasuries	198,164	—	198,164
Corporate bonds	—	81,727	81,727
U.S. agency securities	—	25,529	25,529
Commercial paper and certificates of deposit	6,189	3,901	10,090
Supranational and sovereign debt	—	6,311	6,311
Government-guaranteed debt	—	6,846	6,846
Mortgages	—	879	879

Total available-for-sale securities	769,569	125,193	894,762

Derivative financial instruments, net	—	7,538	7,538

Total	$769,569	$132,731	$902,300